Derivative Liability and Expense - Schedule of Derivative Liability Assumptions (Details)			1 Months Ended
	Oct. 26, 2020 Integer $ / shares	Jun. 15, 2020 Integer $ / shares	Sep. 30, 2020 Integer $ / shares
Stock price on valuation date | $ / shares	$ 6.56	$ 1.68	$ 1.60
Conversion price | $ / shares	$ 1.12	$ 1.12	$ 1.12
Days to maturity	140 days	273 days	166 days
Weighted-average Volatility [Member]
Derivative liability measurement input, percentage | Integer	197	367	327
Risk-free Rate [Member]
Derivative liability measurement input, percentage | Integer	0.11	0.18	0.12